Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:

Equipment	3 to 7 years
Furniture and fixtures	3 to 15 years
Company Vehicles	4 to 7 years
Leasehold improvements	Lesser of useful life or lease term
Internal-use software	3 to 5 years

Schedule of Estimated Useful Lives of Intangible Assets	The Company’s intangible assets are amortized on a straight-line basis over the following estimated useful lives:

Trademarks	5 years
Technology	4 years